SEGMENT INFORMATION - Schedule of Revenues, Cost of Revenues and Gross Profits by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 6,433,363		¥ 5,812,255	¥ 3,645,335
Cost of revenues	5,100,698		4,344,512	2,705,885
Gross profit	1,332,665	$ 204,240	1,467,743	939,450
Xiaomi Wearable Products
Segment Reporting Information [Line Items]
Revenues	4,438,081		4,193,665	2,439,534
Cost of revenues	3,706,495		3,296,696	1,883,509
Gross profit	731,586		896,969	556,025
Self-branded products and others
Segment Reporting Information [Line Items]
Revenues	1,995,282		1,618,590	1,205,801
Cost of revenues	1,394,203		1,047,816	822,376
Gross profit	¥ 601,079		¥ 570,774	¥ 383,425